Pensions and Other Postretirement Benefits (Details 5) (USD $) In Thousands	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Company's Canadian pension and other postretirement benefit plans
Company contributions	$ (16,779)	$ (4,436)	$ (34,665)
Defined Benefit Pension Plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of the year	503,346	450,728	362,720
Fair value of plan assets at end of the year	407,600	367,322	300,482
Funded status of the plans	(95,746)	(83,406)
Service cost	7,504	5,755	5,871
Interest cost	25,491	24,788	26,263
Expected return on plan assets	26,848	22,894	29,905
Curtailment	4,095	0	0
Termination benefit cost	8,395	0	0
Company contributions	16,779	4,436
Participant contributions	498	410
Benefits paid	(30,502)	(25,296)
Actual return on plan assets	45,743	73,604
Net periodic benefit cost	30,077	15,302	14,792
Amortization of net actuarial loss (gain)	(10,294)	(6,291)	(1,360)
Defined Benefit Pension Plans [Member] | Canadian plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of the year	123,600	112,672
Fair value of plan assets at end of the year	113,814	99,103
Funded status of the plans	(9,786)	(13,569)
Service cost	1,470	1,112
Interest cost	5,713	5,491
Expected return on plan assets	6,912	5,988
Curtailment	185	0
Termination benefit cost	933	0
Company contributions	4,629	1,698
Participant contributions	498	410
Benefits paid	(8,595)	(8,238)
Actual return on plan assets	10,419	15,649
Net periodic benefit cost	6,231	2,746
Amortization of net actuarial loss (gain)	4,836	2,116
Other Postretirement Benefits [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of the year	59,789	45,592	38,182
Fair value of plan assets at end of the year	0	0	0
Funded status of the plans	(59,789)	(45,592)
Service cost	1,620	1,525	1,892
Interest cost	2,775	2,607	2,540
Expected return on plan assets	0	0	0
Curtailment	0	0	0
Termination benefit cost	2,413	0	0
Company contributions	2,576	1,572
Participant contributions	1,077	988
Benefits paid	(3,674)	(2,577)
Actual return on plan assets	0	0
Net periodic benefit cost	5,783	2,600	3,213
Amortization of net actuarial loss (gain)	536	1,043	730
Other Postretirement Benefits [Member] | Canadian plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of the year	12,898	11,586
Fair value of plan assets at end of the year	0	0
Funded status of the plans	(12,898)	(11,586)
Service cost	34	62
Interest cost	596	632
Expected return on plan assets	0	0
Curtailment	0	0
Termination benefit cost	0	0
Company contributions	771	665
Participant contributions	0	0
Benefits paid	(771)	(665)
Actual return on plan assets	0	0
Net periodic benefit cost	590	694
Amortization of net actuarial loss (gain)	$ (39)	$ 0